Goodwill and Other Intangible Asset - Movement on Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill.
Beginning balance	$ 3,332	$ 3,430	$ 407
Additions			3,023
Exchange differences	(195)	(98)
Ending balance	$ 3,137	$ 3,332	$ 3,430